Stock-Based Compensation and Awards - Directors' Stock and Deferral Plan (Narrative) (Details) - shares	Oct. 30, 2015	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Retainer Fees directors may elect to receive in shares of common stock, option one	25.00%
Percentage of Retainer Fees directors may elect to receive in shares of common stock, option two	50.00%
Percentage of Retainer Fees directors may elect to receive in shares of common stock, option three	75.00%
Percentage of Retainer Fees directors may elect to receive in shares of common stock, option four	100.00%
Director Plan | Stock Compensation Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares that may be issues under the Director Plan (in shares)	125,000
Shares available to be issued under the Director Plan (in shares)		95,184